Business Combination (FY)	12 Months Ended
Dec. 31, 2021
Business Combination [Abstract]
Business Combination
3.  Business Combination
On June 10, 2020, SVA completed the acquisition of the Predecessor from Kunlun and purchased all the outstanding common stock held by Kunlun, which represented approximately 98.6% of the Predecessor’s issued and outstanding common stock and replaced the remaining 1.4% of the Predecessor’s issued and outstanding common stock previously held by senior management with Series Y Preferred Units of the Successor. The Successor acquired the Predecessor due to its expectation that the estimated future cash flows of the operating entity would provide a positive rate of return on its investment. Under ASC 805, Business Combinations, the Successor was deemed the accounting acquirer and the Predecessor the acquiree. The results of operations and cash flows of Grindr Inc. for the period from June 11, 2020 through December 31, 2020 are reflected in the Successor’s consolidated statements of operations and comprehensive income (loss) and statements of cash flows.
The purchase was accounted for by the Successor under the acquisition method of accounting, which provides for the purchase price to be allocated to the tangible and intangible assets acquired and liabilities assumed, based on their estimated fair value as of the acquisition date, with any excess being ascribed to goodwill.
Cash consideration of $330,298 was paid consisting of a $270,000 upfront cash payment paid by the Successor from the proceeds of the new debt (see Note 11) as well as financing raised by the Successor from third-party investors and cash contributed to the Successor from parent companies. A remaining purchase price adjustment of $60,298 was paid by the Successor, which was based on a final determination of closing cash and liabilities as of the closing date. Additional consideration payable by SVA (as the legal obligor) to Kunlun in the amount of $156,082 in the form of deferred payments, is payable on the second and third anniversary of the closing date. The deferred payment is not contingent on any performance criteria. Additionally, SVA was the legal obligor of the contingent consideration liability with an estimated fair value at the closing date of $400 related to an earnout based on achievement of an EBITDA target during the 12-month period following the closing date. Series Y preferred units of the Successor were issued to replace the 1.4% stake of common stock of Grindr Inc. previously held by senior management with a fair value of $7,364, which was also included in the purchase consideration. As a result, the total purchase consideration was $494,144.
The fair value of the Series Y preferred units was determined on input from management and approved by the Board of Managers, utilizing the Successor’s enterprise value as determined utilizing various methods, including the guideline public company method and discounted cash flow method. The total enterprise value was then allocated to the various outstanding ordinary units and preferred units utilizing the option-pricing model.
The deferred payment consideration to Kunlun to be paid by SVA, contingent consideration liability of SVA (payable to Kunlun) and the fair value of the Series Y preferred units of the Successor, is reflected in the opening balance of the Successor’s members’ equity on June 11, 2020 as a non-cash equity contribution.
The table below is a summary of the purchase price allocation of the equity interest of the fair value of assets acquired and liabilities assumed in connection with the acquisition of the Predecessor on June 10, 2020:
Cash consideration	$330,298
Deferred payments to Kunlun	156,082
Equity, Series Y preferred units of Grindr Group LLC	7,364
Contingent consideration	400
Total consideration	$494,144
Allocation of purchase price:
Cash, cash equivalents and restricted cash	$66,454
Accounts receivable	9,041
Other current assets	4,811
Property and equipment	3,109
Tradename	65,844
Customer relationships	94,874
Technology	37,820
Other non-current assets	425
Current liabilities	(13,871)
Non-current liabilities	(32,982)
Total identifiable net assets	235,525
Goodwill	258,619
Total assets acquired	$494,144
The Successor incurred $5,920 in transaction costs in connection with the acquisition, which were expensed as incurred and included in “Selling, general and administrative expense” in the accompanying consolidated statements of operations and comprehensive income (loss) for the period from June 11, 2020 through December 31, 2020. The Successor also entered into certain debt arrangements to fund the acquisition as described in Note 11.
The Successor engaged a third-party valuation specialist to complete a valuation to assist with the determination of the value of the assets acquired and liabilities assumed based on the estimated fair market values at the acquisition date. The fair value of the financial assets acquired includes accounts receivable for which the fair value is estimated as the contractual amount of the receivables and no amounts are considered to be uncollectible. The fair value of liabilities assumed includes deferred revenue which represents advance payments from customers that have been received or are contractually due in advance of the Successor’s performance. The Successor estimated the obligation related to the assumed deferred revenue using the cost approach. The cost approach determines fair value by estimating the cost to fulfill the obligation plus a markup to account for an assumed profit margin. As a result, the Successor recorded an adjustment to reduce the Predecessor’s carrying value of deferred revenue to $4,906, which represents the Successor’s estimate of the fair value of the contractual obligations assumed.
The fair value of the intangible assets acquired consists of:
	Estimated fair value	Estimated useful life	Valuation approach
Tradename	65,844	Indefinite	Income approach
Customer relationship	94,874	5 years	Income approach
Technology	37,820	3 years	Cost approach
Net intangible assets acquired	$198,538
The weighted-average life of the intangible assets acquired with definite lives is 4.4 years and is being amortized using the straight-line method for technology and accelerated basis method for customer relationship. The tradename acquired represents an indefinite-lived intangible asset. These fair value measurements were based on significant inputs that are not observable. The assumptions made by management in determining the fair value included discount rates based on weighted-average cost of capital, estimated average growth rates, estimated attrition for the customer relationships, and an estimated royalty rate for the tradename.
The purchase price exceeded the fair value of the net assets acquired, resulting in goodwill, which is not deductible for tax purposes. The primary factor giving rise to the goodwill in the purchase price allocation was an anticipated increase in future cash flows from operations.
The following represents unaudited pro-forma operating results, as if the Predecessor had been included in the Successor’s consolidated statements of operations and comprehensive income and loss as of January 1, 2019:
	Unaudited Pro Forma Year Ended December 31,
	2020	2019
Revenue	$112,657	$99,612
Net loss	(22,222)	(19,157)
Loss per share - Basic and diluted	$(0.22)	$(0.19)
The unaudited pro forma financial information for the years ended December 31, 2020 and 2019 adjusted the historical results of the Predecessor to reflect the business combination as though it occurred on January 1, 2019. These amounts have been calculated after applying the Successor’s accounting policies and adjusting the results of the Predecessor to reflect the (1) additional amortization that would have been expensed assuming the fair value adjustments to intangible assets had been applied on January 1, 2019, (2) release of the fair value adjustment to deferred revenue into revenue, (3) additional interest expense as if the Credit Agreement (defined below) had been obtained on January 1, 2019, and (4) any consequential tax effects.
The unaudited pro forma financial information includes business combination accounting effects from the acquisition. The pro forma information as presented above is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2019.